Background and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	0 Months Ended	6 Months Ended	12 Months Ended					0 Months Ended			6 Months Ended
	Apr. 02, 2013	Sep. 30, 2014 Segment	Mar. 31, 2014 Segment	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014 Senior Notes Payable [Member] Level 2 [Member]	Mar. 31, 2014 Minimum [Member]	Aug. 22, 2014 IPO [Member]	Jul. 30, 2014 IPO [Member]	Jul. 11, 2014 IPO [Member]	Sep. 30, 2014 IPO [Member]	Aug. 22, 2014 IPO [Member]	Jul. 30, 2014 IPO [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Number of reportable segments		2	2
Impairment expense, long-lived assets			$ 0	$ 0	$ 0
Impairment expense for goodwill			0	0	0
Impairment of trademark					3,200,000
Estimated fair value amortized period			15 years
Additional impairment charges			0	0	0
Shipping costs			110,973,000	108,908,000	107,293,000
Advertising costs			2,335,000	2,732,000	2,666,000
Claims per incident			29,484,000	29,969,000	29,101,000		250,000
Total claims expense, self insurance			1,395,000	1,250,000	1,597,000
Debt, carrying value						100,000,000
Debt, fair value						104,211,000
Common and preferred stock conversion split ratio, description											4.707-for-one split
Common and preferred stock conversion split ratio										4.707
Additional shares issued								600	5,289
Common stock, shares issued		153,560	109,951	109,979									52,881
Common stock, shares outstanding		52,935	9,141	8,788									52,881
Net proceeds from initial public offering	84,632,000	79,131,000							79,131,000
Underwriter discounts and commissions on initial public offering									5,500,000
Share price												$ 16.00	$ 16.00
Other offering expenses									6,800,000
Indebtedness under the revolving portion of credit facility									$ 72,300,000